Interest Rate Derivative Agreements (Details) - USD ($)	9 Months Ended			12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2010	Dec. 31, 2014
Derivative [Line Items]
Derivative, Fixed Interest Rate		3.00%
Bank of New York Mellon [Member]
Derivative [Line Items]
Derivative, Purchase Date			Sep. 02, 2010
Notional Amount of Interest Rate Derivatives				$ 31,936,667
Derivative, Fixed Interest Rate				3.00%
Derivative, Maturity Date at a point in time				Sep. 01, 2017
Deriviative at purchase price				$ 921,000
Barclays Bank PLC [Member]
Derivative [Line Items]
Derivative, Purchase Date			Sep. 02, 2010
Notional Amount of Interest Rate Derivatives				$ 31,936,667
Derivative, Fixed Interest Rate				3.00%
Derivative, Maturity Date at a point in time				Sep. 01, 2017
Deriviative at purchase price				$ 845,600
Royal Bank of Canada [Member]
Derivative [Line Items]
Derivative, Purchase Date			Sep. 02, 2010
Notional Amount of Interest Rate Derivatives				$ 31,936,667
Derivative, Fixed Interest Rate				3.00%
Derivative, Maturity Date at a point in time				Sep. 01, 2017
Deriviative at purchase price				$ 928,000
Deutsche Bank [Member]
Derivative [Line Items]
Derivative, Purchase Date	Aug. 15, 2013
Notional Amount of Interest Rate Derivatives				$ 93,305,000
Derivative, Fixed Interest Rate		1.50%		1.50%
Derivative, Maturity Date at a point in time		Sep. 01, 2017		Sep. 01, 2017
Deriviative at purchase price		$ 800,000		$ 793,000
Derivative Asset, Notional Amount		$ 93,300,000
SMBC Capital Markets, Inc [Member]
Derivative [Line Items]
Derivative, Purchase Date	Feb. 18, 2014
Derivative, Fixed Interest Rate	1.00%
Derivative, Maturity Date at a point in time	Mar. 01, 2017
Deriviative at purchase price	$ 230,500
Derivative Asset, Notional Amount	$ 41,250,000
SMBC Capital Markets, Inc-2 [Member]
Derivative [Line Items]
Derivative, Purchase Date	Feb. 18, 2014
Derivative, Fixed Interest Rate	1.00%
Derivative, Maturity Date at a point in time	Mar. 01, 2017
Deriviative at purchase price	$ 161,000
Derivative Asset, Notional Amount	$ 28,750,000
Barclays Bank PLC 1 [Member]
Derivative [Line Items]
Derivative, Purchase Date	Jul. 10, 2014
Derivative, Fixed Interest Rate	3.00%
Derivative, Maturity Date at a point in time	Aug. 15, 2019
Deriviative at purchase price	$ 315,200
Derivative Asset, Notional Amount	$ 31,565,000
Royal Bank of Canada-2 [Member]
Derivative [Line Items]
Derivative, Purchase Date	Jul. 10, 2014
Derivative, Fixed Interest Rate	3.00%
Derivative, Maturity Date at a point in time	Aug. 15, 2019
Deriviative at purchase price	$ 343,000
Derivative Asset, Notional Amount	$ 31,565,000
SMBC Capital Markets, Inc-3 [Member]
Derivative [Line Items]
Derivative, Purchase Date	Jul. 10, 2014
Derivative, Fixed Interest Rate	3.00%
Derivative, Maturity Date at a point in time	Aug. 15, 2019
Deriviative at purchase price	$ 333,200
Derivative Asset, Notional Amount	$ 31,565,000